Debt (Tables)	12 Months Ended
Dec. 31, 2024
Debt [Abstract]
Schedule of Bridge Notes and Related Party Notes

Significant terms of the Bridge Notes and Related Party Notes are summarized as follows:

	2022 Bridge Notes	Related Party Notes	2023 Bridge Notes
Issuance date of promissory notes	May 2022	May 2022	May 2023
Maturity date of promissory notes	1	1	2
Interest rate	10%	6%	10%
Default interest rate	15%	15%	15%
Collateral	Unsecured	Unsecured	Unsecured
Conversion rate	3	3	3

Schedule of Reconciliation of the Beginning and Ending Balances for the Convertible Knight Note

A reconciliation of the beginning and ending balances for the Convertible Knight Note, which was measured at fair value on a recurring basis using significant unobservable inputs (Level 3) is as follows for the year ended December 31, 2023:

Convertible Knight Note, at fair value
Promissory Notes, at fair value at December 31, 2022	$-
Fair value at modification date - January 9, 2023	21,520,650
Change in fair value	(5,379,269)
Accrued interest recognized	1,293,549
Extinguishment of Promissory Notes	(17,434,930)
Promissory Notes, at fair value at December 31, 2023	$-

Schedule of the Current Future Payment Obligations	The current future payment obligations of the principal are as follows:
Period	Principal Payments
2025	$-
2026	404
2027	3,217
2028	3,332
2029	3,467
Thereafter	139,580
Total	$150,000